Derivatives not Designated as Hedging Instruments-Additional Information (Details) (Interest rate swaps that do not meet the criteria for hedge accounting [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	$ 100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Struck	6.00%
Fair value as at the period end	$ 21,865	$ 20,254